Investments (Narrative) (Detail) mi in Millions, $ in Millions		1 Months Ended				3 Months Ended								12 Months Ended
		Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	May 31, 2016 USD ($)	Sep. 30, 2014 Member mi	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity in earnings on investments														$ (18)		$ 111		$ 56
Distributions received from investment														419		104		83
Carrying amount of investment that exceeded share of underlying equity		$ 260				$ 249				$ 260				249		260
Equity method investment goodwill		176				176				176				176		176
Additional membership percentage interest purchased			3.00%
Payment for purchase of equity interest			$ 14
Contributions to equity method affiliates														370		198		51
Liabilities, other deferred credits and other liabilities		16,424				16,631				16,424				16,631		16,424
Operating Revenue						3,210	$ 3,179	$ 2,813	$ 3,384	3,086	$ 3,132	$ 2,598	$ 2,921	12,586	[1]	11,737	[1]	11,683	[1]
Other receivables	[1]	183				126				183				126		183
Trading Securities [Member]
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities		104				112				104				112		104
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Equity in earnings on investments														21		21		23
Liabilities, other deferred credits and other liabilities		2,863				2,866				2,863				2,866		2,863
Operating Revenue						501	$ 401	$ 422	$ 490	457	$ 382	$ 368	$ 431	1,814	[2]	1,638	[2]	1,716	[2]
Other receivables	[2]	13				15				13				15		13
Dominion Energy Gas Holdings, LLC | Partnership Interest
Schedule of Equity Method Investments [Line Items]
Equity in earnings on investments														21		21		23
Distributions received from investment														24		22		28
Carrying amount of investment that exceeded share of underlying equity		8				8				8				8		8
Dominion Energy Gas Holdings, LLC | Partnership Interest | Other Income [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of non-controlling partnership interest sold				0.65%
Sales price of non-controlling partnership interest				$ 7
Amount of gain from sale				5
Amount of after tax gain from sale				$ 3
Finite Lived Equity Method Investment Basis Difference [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment that exceeded share of underlying equity		84				73				84				73		84
Blue Racer Midstream Llc [Member] | Oil and Gas Properties [Member]
Schedule of Equity Method Investments [Line Items]
Amount paid to repurchase portion of Western System from Blue Racer		10
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Distributions received from investment														270
Contributions to equity method affiliates														310		184		38
Atlantic Coast Pipeline | DETI
Schedule of Equity Method Investments [Line Items]
Operating Revenue														129		95		$ 74
Other receivables		$ 10				12				$ 10				12		$ 10
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)			48.00%
Length of natural gas pipeline (in miles) | mi					600
Number of members | Member					3
Duration of contract					20 years
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Duke Energy
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)			47.00%
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Southern Company Gas [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)			5.00%
Nedpower Mount Storm Llc [Member]
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities						17								17
Nedpower Mount Storm Llc [Member] | Property, Plant and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Impairment charge						126
Impairment charge, after tax						76
Fowler I Holdings LLC
Schedule of Equity Method Investments [Line Items]
Impairment charge						32
Impairment charge, after tax						20
Fair value of investment						$ 81								$ 81

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.